Short-Term and Long-Term Debt - Additional Information (Detail) In Millions, except Share data	12 Months Ended							12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Unsecured Convertible Bonds With Stock Acquisition Rights USD ($)	Mar. 31, 2011 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Dec. 31, 2008 Unsecured Convertible Bonds With Stock Acquisition Rights JPY (¥)	Mar. 31, 2011 Minimum Unsecured Bond With Stock Acquisition Rights USD ($)	Mar. 31, 2011 Maximum Unsecured Bond With Stock Acquisition Rights USD ($)	Mar. 31, 2011 Unsecured Bond With Stock Acquisition Rights USD ($)	Jun. 30, 2002 Unsecured Bond With Stock Acquisition Rights USD ($)	Mar. 31, 2011 Securities Pledged as Collateral USD ($)	Mar. 31, 2011 Securities Pledged as Collateral JPY (¥)
Debt Disclosure [Line Items]
Unsecured bond issued							¥ 150,000				$ 400
Unamortized Discount of debt											622
Debt instrument convertible into shares of common stock, shares					21,917,371	21,917,371				2,493,309
Debt instrument conversion Price					$ 82.29	¥ 6,842.70				$ 115.12
Debt instrument conversion trigger stock price threshold accretion								$ 126.63	$ 320.72
Net amortization expenses of bond premiums and discounts, deferred issuance costs of bonds and medium-term notes	48	3,996	4,022	3,551
Total committed credit lines	5,585	464,432	426,729
Available credit lines	4,936	410,447	385,892
Long-term committed credit lines	1,287	107,010	162,337
Investment in securities pledged for primarily collateral deposits	$ 14,136	¥ 1,175,381	¥ 1,104,158									$ 705	¥ 58,607